Property and equipment	12 Months Ended
Jun. 30, 2021
Property and equipment.
Property and equipment

15.    Property and equipment

Changes in Property and equipment during the years presented were as follows:

	Leasehold	Other fixed assets and	Total property and
(in € thousands)	improvements	office equipment	equipment
Cost
As of July 1, 2019	9,499	8,890	18,389
Additions	214	1,859	2,073
As of June 30, 2020	9,713	10,749	20,462

Accumulated depreciation and impairment
As of July 1, 2019	3,126	5,459	8,585
Depreciation charge of the year	954	1,353	2,307
As of June 30, 2020	4,080	6,812	10,892

Carrying amount
As of July 1, 2019	6,373	3,431	9,804
As of June 30, 2020	5,633	3,937	9,570

Cost
As of July 1, 2020	9,713	10,749	20,462
Additions	85	1,811	1,896
Disposals	—	(40)	(40)
As of June 30, 2021	9,798	12,520	22,317

Accumulated depreciation and impairment
As of July 1, 2020	4,080	6,812	10,892
Depreciation charge of the year	1,121	1,501	2,622
Disposals	—	(7)	(7)
As of June 30, 2021	5,201	8,306	13,507

Carrying amount
As of July 1, 2020	5,633	3,937	9,570
As of June 30, 2021	4,597	4,213	8,810